Property, Plant and Equipment and Capital Long-Term Prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment and Capital Long-Term Prepayments
Schedule of property, plant and equipment

	Property, Plant,	Construction in	Right-Of-Use
Cost	and Equipment	Progress	Assets	Total
December 31, 2020	$4,876	$—	$—	$4,876
Additions during the year	557	5,015	—	5,572
Balance December 31, 2021	$5,433	$5,015	$—	$10,448
Additions during the period	556	57,085	301	57,942
Transfer from capital long term prepayments	—	13,948	—	13,948
Balance December 31, 2022	$5,989	$76,048	$301	$82,338

	Property, Plant,	Construction in	Right-Of-Use
Accumulated Depreciation	and Equipment	Progress	Assets	Total
December 31, 2020	$—	$—	$—	$—
Charge for the year	2	—	—	2
Balance December 31, 2021	$2	$—	$—	$2
Charge for the year	8	—	40	48
Balance December 31, 2022	$10	$—	$40	$50

Net Book Value
Balance December 31, 2021	$5,431	$5,015	$—	$10,446
Balance December 31, 2022	$5,979	$76,048	$261	$82,288

Schedule of capital long-term prepayments activity

Capital long-term
Balance	prepayments
December 31, 2020	$—
Additions during the year	6,631
December 31, 2021	$6,631
Additions during the year	10,404
Transfer to property, plant and equipment	$(13,948)
December 31, 2022	$3,087